Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	20,721.15
Total Transaction Valuation	238,174,135.58
Total Offset Amount	0.00
Net Fee	$ 20,721.15
Offering Table N/A
Offset Table N/A	N/A